Income Tax (Reconciliation of Income Tax Provision between US Statutory Rate and As Reported for Continuing Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income tax expense benefit continuing operations income tax reconciliation
Tax provision at U.S. statutory rate	$ 331	$ 522	$ 583
Tax effect of:
Dividend received deduction	(81)	(70)	(69)
Tax-exempt income	0	(1)	(2)
Prior year tax	(4)	3	(9)
Tax credits	(10)	(8)	(11)
Foreign tax rate differential	(2)	13	(1)
Change in valuation allowance	0	22	(2)
Goodwill impairment	13	(109)	0
Sale of subsidiary	(24)	0	0
Other, net	4	0	4
Provision for income tax expense (benefit)	$ 227	$ 372	$ 493